Loans and advances to customers - Impaired loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and receivables | Impaired loans
Financial assets
Beginning balance	$ 17,595
Balance at year-end	18,132	$ 17,595
Gross carrying amount
Financial assets
Beginning balance	604,030
Balance at year-end	631,967	604,030
Gross carrying amount | Loans and receivables | Impaired loans
Financial assets
Beginning balance	17,595	19,742	$ 18,430
Additions	34,180	30,431	30,006
Transfers to performing loans	(11,910)	(12,533)	(14,270)
Written-off assets	(21,733)	(20,045)	(14,424)
Balance at year-end	$ 18,132	$ 17,595	$ 19,742